                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07117

                      Morgan Stanley Limited Duration Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2007

Date of reporting period: October 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Duration Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended October 31, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED OCTOBER 31, 2006

   MORGAN STANLEY       LEHMAN BROTHERS            LIPPER SHORT
 LIMITED DURATION     U.S. CREDIT INDEX        INVESTMENT GRADE
             FUND         (1-5 YEAR)(1)     BOND FUNDS INDEX(2)

      2.28%                3.56%                  2.81%

The Fund's total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The Federal Open Market Committee (the "Fed") raised the federal funds target rate by 25 basis points at both the May and June meetings, but then chose to pause at the following three meetings. Comments made by Fed members after their May and June meetings indicated that they will rely heavily on economic data in making future decisions concerning the direction of interest rates. In fact, based on these comments it appears that the Fed will be driven by the weight of the economic data more so now than perhaps at anytime over the past few years.

At first glance, the third quarter gross domestic product (GDP) report was disappointing, with the real economy expanding at a 1.6 percent annualized rate during the period -- its weakest showing in three years. A further analysis, however, suggests a more favorable view of the economy.

Most observers expected that housing would be a drag on GDP, and it certainly was to the tune of approximately one full percentage point during the period. However, this is far from a crushing blow to an economy that had been growing at or above its long-term potential growth rate for the past few years. There is also evidence that home sellers are responding to the housing market correction by either withdrawing inventory from the market or by adjusting asking prices -- both of which may tend to limit the severity and longevity of the housing correction. Moreover, the so-called negative wealth effect caused by lower home prices is open to debate. Empirical evidence shows that the assumed relationships between mortgage equity withdrawals and consumer spending are unstable in both the short run and the long run.

A further analysis of the third quarter GDP report also revealed strong gains in both non-residential real restate and in real equipment spending. We are not suggesting that investors ignore the relatively weak headline GDP number; instead, we are suggesting that there is more to the report than meets the eye, especially when evaluated within the context of other economic barometers.

Where does all of this leave the Fed? With inflation above 2 percent and expectations for strong growth, we believe there is little support in any of the recent data to justify a more accommodative monetary policy. If anything, there is cause for concern on the inflation front, especially with tight labor markets. Accordingly, a higher federal funds rate may well be necessary to control the level of inflation and, accordingly, nominal economic growth rates.

Within the government sector, U.S. Treasuries underperformed over the six-month period because of their high sensitivity to fluctuating interest rates and their relatively low yields. Yield spreads (a measure of market risk) of agency debentures and mortgages remained tight relative to Treasuries. As is typical during periods of declining interest rates, prepayment speeds on mortgages rose, causing lower-coupon mortgages to outperform.

Within the investment-grade portion of the corporate sector, lower-rated issues (BBB- and A-rated) outpaced higher-rated issues (AA-rated and above). Industrials posted the highest returns, followed by utilities and financials. Overall for the period, longer dated corporate issues underperformed shorter-dated issues.

PERFORMANCE ANALYSIS

Morgan Stanley Limited Duration Fund underperformed the Lehman Brothers U.S. Credit Index (1-5 Year) and the Lipper Short Investment Grade Bond Funds Index for the six months ended October 31, 2006, assuming no deduction of applicable sales charges.

During the period, we kept the Fund's overall duration* modestly below that of the relevant indices. This posture was beneficial as interest rates rose across the market, especially in the short- and intermediate-portions of the yield curve.

The portfolio had a small exposure to higher-coupon mortgage backed securities which benefited performance. Additionally, the portfolio had significant exposure to adjustable rate mortgages which enhanced performance.

Within the credit section of the Portfolio, we employed a defensive strategy with a focus on higher-quality securities, which detracted from relative performance. However, strong security selection contributed positively to performance for the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

*A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   PORTFOLIO COMPOSITION**
   Corporate Bonds                                     43.3%
   Private Issues -- CMOs                              23.4
   Mortgage-Backed Securities                          17.9
   Asset-Backed Securities                              8.2
   U.S. Government Agencies -- CMOs                     2.8
   Short-Term Investments                               4.4

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             53.6%
   Aa/AA                                               12.4
   A/A                                                 18.4
   Baa/BBB                                             15.6

** Does not include open long futures contracts with an underlying face amount of $34,544,658 with unrealized appreciation of $56,537 and open short futures contracts with an underlying face amount of $11,717,438 and unrealized depreciation of $69,189.

Data as of October 31, 2006. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

The Fund will normally invest at least 65 percent of its assets in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities (including zero coupon securities), investment grade mortgage-backed securities, including collateralized mortgage obligations, and investment grade corporate and other types of bonds. In selecting portfolio investments to purchase or sell, the "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers both domestic and international economic developments, interest rate levels, the steepness of the yield curve and other factors, and seeks to maintain an overall average duration for the Fund's portfolio of three years or less.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED OCTOBER 31, 2006

                              (since 01/10/94)
   SYMBOL                                MSLDX
   1 YEAR                                 3.93%(3)
   5 YEARS                                2.31(3)
   10 YEARS                               4.35(3)
   SINCE INCEPTION                        4.44(3)

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) The Lehman Brothers U.S. Credit Index (1-5 Year) includes U.S. corporate and specified foreign debentures and secured notes with maturities of one to five years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Short Investment Grade Bond Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short Investment Grade Bond Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions. There are no sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/06 - 10/31/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), redemption fees or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             05/01/06 -
                                                                     05/01/06            10/31/06             10/31/06
                                                                   -------------       -------------       ---------------
Actual (2.28% return).......................................         $1,000.00           $1,022.80              $4.08
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.17              $4.08

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.80% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses waived by the Investment Adviser and Administrator, the annualized expense ratios for the one-half period would have been 0.87%.

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                            COUPON     MATURITY
THOUSANDS                                                             RATE        DATE            VALUE
-----------------------------------------------------------------------------------------------------------
            Corporate Bonds (44.8%)
            Aerospace & Defense (0.6%)
 $  435     McDonnell Douglas Corp. ...............................  6.875%     11/01/06      $    435,000
    330     Northrop Grumman Corp. ................................  4.079      11/16/06           329,833
     65     Raytheon Co. ..........................................  6.15       11/01/08            66,125
     55     Raytheon Co. ..........................................  6.75       08/15/07            55,522
                                                                                              ------------
                                                                                                   886,480
                                                                                              ------------
            Air Freight/Couriers (0.3%)
    385     FedEx Corp. ...........................................  2.65       04/01/07           380,623
                                                                                              ------------
            Airlines (0.3%)
    435     Southwest Airlines Co. (Series 01-1)...................  5.496      11/01/06           435,205
                                                                                              ------------
            Auto Parts: O.E.M. (0.4%)
    530     Johnson Controls, Inc. ................................  5.00       11/15/06           529,842
                                                                                              ------------
            Automotive Aftermarket (0.2%)
    245     FedEx Corp. ...........................................  5.50       08/15/09           246,729
                                                                                              ------------
            Beverages: Alcoholic (0.3%)
    460     Miller Brewing Co. - 144A*.............................  4.25       08/15/08           451,461
                                                                                              ------------
            Building Products (0.1%)
    200     Masco Corp. ...........................................  4.625      08/15/07           198,179
                                                                                              ------------
            Cable/Satellite TV (0.8%)
    710     Comcast Cable Communications, Inc. ....................  6.875      06/15/09           738,568
    427     Cox Communications Inc. ...............................  5.94+      12/14/07           429,111
                                                                                              ------------
                                                                                                 1,167,679
                                                                                              ------------
            Casino/Gaming (0.3%)
    455     Harrahs Operating Co., Inc. ...........................  7.125      06/01/07           457,179
                                                                                              ------------
            Chemicals: Major Diversified (0.2%)
    275     ICI Wilmington Inc. ...................................  4.375      12/01/08           269,187
                                                                                              ------------
            Computer Processing Hardware (0.2%)
    295     Hewlett-Packard Co. ...................................  5.524+     05/22/09           295,585
                                                                                              ------------
            Containers/Packaging (0.1%)
    145     Sealed Air Corp. - 144A*...............................  6.95       05/15/09           150,007
                                                                                              ------------
            Department Stores (0.9%)
    160     Federated Department Stores, Inc. .....................  6.30       04/01/09           162,856
    340     JC Penney Corp., Inc. .................................  7.375      08/15/08           350,642
    820     May Department Stores Co., Inc. .......................  3.95       07/15/07           809,875
                                                                                              ------------
                                                                                                 1,323,373
                                                                                              ------------
            Drugstore Chains (0.1%)
    100     CVS Corp. .............................................  3.875      11/01/07            98,332
                                                                                              ------------

8
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON     MATURITY
THOUSANDS                                                             RATE        DATE            VALUE
-----------------------------------------------------------------------------------------------------------
            Electric Utilities (7.7%)
 $  285     Ameren Corp. ..........................................  4.263%     05/15/07      $    283,124
    385     Appalachian Power Co. (Series G).......................  3.60       05/15/08           375,355
    475     Baltimore Gas & Electric Co. ..........................  6.625      03/15/08           483,015
  1,175     Carolina Power & Light Company Inc. ...................  6.80       08/15/07         1,187,125
    480     CC Funding Trust I.....................................  6.90       02/16/07           481,858
    710     Columbus Southern Power Co. ...........................  4.40       12/01/10           686,486
    110     Commonwealth Edison Co. ...............................  3.70       02/01/08           107,614
  2,120     Consolidated Natural Gas Co. (Series B)................  5.375      11/01/06         2,120,000
    270     Consumers Energy Co. ..................................  4.80       02/17/09           266,837
    350     Dominion Resources Inc. ...............................  5.687      05/15/08           351,609
    335     Duke Energy Corp. .....................................  3.75       03/05/08           328,685
    185     Entergy Gulf States, Inc. .............................  3.60       06/01/08           179,781
    295     Entergy Gulf States, Inc. .............................  5.80+      12/01/09           294,469
    605     FPL Group Capital Inc. ................................  5.551      02/16/08           606,647
  1,090     Pacific Gas & Electric Co. ............................  3.60       03/01/09         1,052,699
    230     Panhandle Eastern Pipe Line Co. (Series B).............  2.75       03/15/07           227,651
    595     Peco Energy Co. .......................................  3.50       05/01/08           580,202
    450     Southwestern Public Service Co. (Series A).............  6.20       03/01/09           458,256
    375     Texas-New Mexico Power Co. ............................  6.25       01/15/09           381,759
    345     Wisconsin Electric Power Co. ..........................  3.50       12/01/07           338,841
                                                                                              ------------
                                                                                                10,792,013
                                                                                              ------------
            Electrical Products (0.3%)
    480     Cooper Industries, Inc. ...............................  5.25       07/01/07           478,072
                                                                                              ------------
            Finance/Rental/Leasing (3.1%)
    840     American Honda Finance Corp. - 144A*...................  3.85       11/06/08           819,256
    710     Countrywide Home Loans, Inc. (Series MTN)..............  3.25       05/21/08           689,537
    355     MBNA Corp. ............................................  5.91+      05/05/08           357,522
  1,360     Nationwide Buildings Society - 144A* (United
              Kingdom).............................................  2.625      01/30/07         1,350,917
    500     Residential Capital Corp. .............................  6.125      11/21/08           503,014
    600     SLM Corp. .............................................  4.00       01/15/10           579,958
                                                                                              ------------
                                                                                                 4,300,204
                                                                                              ------------
            Financial Conglomerates (3.1%)
    145     Chase Manhattan Corp. .................................  7.00       11/15/09           152,016
    695     CIT Group Inc. (Series MTN)............................  4.75       08/15/08           689,850
    485     Citigroup Inc. ........................................  3.625      02/09/09           470,283
    715     General Electric Capital Corp. ........................  4.25       12/01/10           695,019
    535     General Electric Capital Corp. ........................  5.375      03/15/07           535,170
    815     ING Security Life Institutional - 144A*................  2.70       02/15/07           807,721
  1,045     Pricoa Global Funding I - 144A*........................  3.90       12/15/08         1,016,678
                                                                                              ------------
                                                                                                 4,366,737
                                                                                              ------------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON     MATURITY
THOUSANDS                                                             RATE        DATE            VALUE
-----------------------------------------------------------------------------------------------------------
            Food Retail (0.4%)
 $  290     Fred Meyer, Inc. ......................................  7.45%      03/01/08      $    297,294
    290     Safeway Inc. ..........................................  7.50       09/15/09           305,907
                                                                                              ------------
                                                                                                   603,201
                                                                                              ------------
            Food: Major Diversified (1.3%)
    565     General Mills Inc. ....................................  3.875      11/30/07           555,646
  1,270     Kraft Foods Inc. ......................................  5.25       06/01/07         1,268,123
                                                                                              ------------
                                                                                                 1,823,769
                                                                                              ------------
            Forest Products (0.0%)
     57     Weyerhaeuser Co. ......................................  6.125      03/15/07            57,032
                                                                                              ------------
            Gas Distributors (1.1%)
    170     Keyspan Corp. .........................................  4.90       05/16/08           169,195
    320     NiSource Finance Corp. ................................  5.968+     11/23/09           320,237
  1,025     Sempra Energy..........................................  4.75       05/15/09         1,012,565
                                                                                              ------------
                                                                                                 1,501,997
                                                                                              ------------
            Home Furnishings (0.3%)
    450     Mohawk Industries, Inc. (Class C)......................  6.50       04/15/07           451,791
                                                                                              ------------
            Hotels/Resorts/Cruiselines (0.5%)
    545     Hyatt Equities LLC - 144A*.............................  6.875      06/15/07           548,188
    210     Starwood Hotels & Resorts Worldwide, Inc. .............  7.375+     05/01/07           212,362
                                                                                              ------------
                                                                                                   760,550
                                                                                              ------------
            Household/Personal Care (0.4%)
    510     Clorox Co. (The).......................................  5.515+     12/14/07           511,025
                                                                                              ------------
            Industrial Conglomerates (0.3%)
    400     Textron Financial Corp. ...............................  4.125      03/03/08           393,729
                                                                                              ------------
            Insurance Brokers/Services (0.9%)
  1,265     Marsh & McLennan Companies Inc. .......................  5.375      03/15/07         1,264,209
                                                                                              ------------
            Investment Banks/Brokers (1.4%)
  1,055     Goldman Sachs Group Inc. (The).........................  4.125      01/15/08         1,041,767
    917     Lehman Brothers Holdings, Inc. ........................  8.25       06/15/07           933,390
                                                                                              ------------
                                                                                                 1,975,157
                                                                                              ------------
            Life/Health Insurance (2.9%)
  1,540     Genworth Financial, Inc. ..............................  5.54+      06/15/07         1,542,416
    585     John Hancock Financial Services, Inc. .................  5.625      12/01/08           590,527
  1,255     Met Life Global Funding I - 144A*......................  3.375      10/05/07         1,223,020
    355     Monumental Global Funding II - 144A*...................  3.85       03/03/08           348,500
    350     Monumental Global Funding II - 144A*...................  4.375      07/30/09           343,213
                                                                                              ------------
                                                                                                 4,047,676
                                                                                              ------------

10
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON     MATURITY
THOUSANDS                                                             RATE        DATE            VALUE
-----------------------------------------------------------------------------------------------------------
            Major Banks (4.0%)
 $1,290     ABN Amro Bank (Netherlands)............................  5.464+%    05/11/07      $  1,290,668
    800     Bank of America Corp. .................................  3.375      02/17/09           771,584
    285     Bank of New York Co., Inc. (The).......................  5.20       07/01/07           284,933
    755     HBOS Treasury Services PLC - 144A* (United Kingdom)....  5.625      07/20/09           763,701
    315     Popular North America Inc. (Series MTN)................  5.65       04/15/09           316,361
    585     Suntrust Bank Atlanta..................................  4.55       05/25/09           577,015
    565     Unicredit Luxembourg Finance S.A. - 144A*..............  5.426+     10/24/08           565,219
    180     Wachovia Corp. ........................................  3.625      02/17/09           174,175
    365     Wells Fargo & Co. .....................................  3.12       08/15/08           352,272
    470     World Savings Bank FSB (Series BKNT)...................  4.125      12/15/09           457,124
                                                                                              ------------
                                                                                                 5,553,052
                                                                                              ------------
            Major Telecommunications (1.1%)
    325     Deutsche Telekom International Finance BV
              (Netherlands)........................................  8.00+      06/15/10           355,037
    385     Telecom Italia Capital SA (Luxembourg).................  4.00       11/15/08           374,730
    740     Verizon Global Funding Corp. ..........................  6.125      06/15/07           743,505
                                                                                              ------------
                                                                                                 1,473,272
                                                                                              ------------
            Managed Health Care (0.3%)
    480     UnitedHealth Group Inc. ...............................  4.125      08/15/09           466,754
                                                                                              ------------
            Media Conglomerates (0.6%)
    340     Time Warner, Inc. .....................................  6.15       05/01/07           341,271
    155     Viacom Inc. ...........................................  5.74+      06/16/09           155,131
    300     Viacom Inc. ...........................................  5.75       04/30/11           300,667
                                                                                              ------------
                                                                                                   797,069
                                                                                              ------------
            Medical Specialties (0.4%)
    605     Baxter International Inc. .............................  5.196      02/16/08           602,336
                                                                                              ------------
            Motor Vehicles (0.5%)
    295     DaimlerChrysler North American Holdings Co. ...........  4.05       06/04/08           288,556
    345     DaimlerChrysler North American Holdings Co.............  5.82+      03/13/09           345,451
                                                                                              ------------
                                                                                                   634,007
                                                                                              ------------
            Multi-Line Insurance (1.0%)
    125     AXA Financial, Inc. ...................................  6.50       04/01/08           127,076
    490     Hartford Financial Services Group, Inc. (The)..........  5.55       08/16/08           492,855
    500     International Lease Finance Corp. .....................  3.75       08/01/07           493,795
    310     International Lease Finance Corp. .....................  4.625      06/02/08           306,853
                                                                                              ------------
                                                                                                 1,420,579
                                                                                              ------------
            Oil & Gas Pipelines (0.4%)
    555     Enbridge Energy Partners, LP...........................  4.00       01/15/09           537,788
                                                                                              ------------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON     MATURITY
THOUSANDS                                                             RATE        DATE            VALUE
-----------------------------------------------------------------------------------------------------------
            Other Metals/Minerals (0.3%)
 $  340     Brascan Corp. (Canada).................................  8.125%     12/15/08      $    357,732
                                                                                              ------------
            Property - Casualty Insurers (1.4%)
    815     Mantis Reef Ltd. - 144A* (Australia)...................  4.692      11/14/08           801,531
    255     Platinum Underwriters Holdings, Ltd. (Series B)
              (Bermuda)............................................  6.371      11/16/07           253,316
    405     St. Paul Travelers Companies, Inc. (The)...............  5.01       08/16/07           402,832
    500     XLLIAC Global Funding - 144A*..........................  4.80       08/10/10           491,310
                                                                                              ------------
                                                                                                 1,948,989
                                                                                              ------------
            Pulp & Paper (0.3%)
    365     International Paper Co. ...............................  3.80       04/01/08           356,807
                                                                                              ------------
            Railroads (1.5%)
    385     Burlington North Santa Fe Railway Co. .................  6.125      03/15/09           392,779
    270     Norfolk Southern Corp. ................................  7.35       05/15/07           272,742
    285     Union Pacific Corp. ...................................  3.625      06/01/10           270,077
  1,120     Union Pacific Corp. (Series MTNE)......................  6.79       11/09/07         1,131,915
                                                                                              ------------
                                                                                                 2,067,513
                                                                                              ------------
            Real Estate Development (0.6%)
    407     World Financial Properties - 144A*.....................  6.91       09/01/13           427,961
    359     World Financial Properties - 144A*.....................  6.95       09/01/13           378,204
                                                                                              ------------
                                                                                                   806,165
                                                                                              ------------
            Real Estate Investment Trusts (0.6%)
    440     EOP Operating LP.......................................  6.763      06/15/07           443,302
    330     Simon Property Group LP................................  6.375      11/15/07           332,889
                                                                                              ------------
                                                                                                   776,191
                                                                                              ------------
            Regional Banks (0.4%)
    510     Banco Santander Central Hispano Issuances Ltd. (Cayman
              Islands).............................................  7.625      11/03/09           544,400
                                                                                              ------------
            Savings Banks (1.5%)
    420     Household Finance Corp. ...............................  4.125      12/15/08           411,944
  1,010     Household Finance Corp. ...............................  6.40       06/17/08         1,029,296
    150     Sovereign Bank (Series CD).............................  4.00       02/01/08           147,543
    155     Washington Mutual Inc. ................................  4.00       01/15/09           151,372
    310     Washington Mutual Inc. ................................  8.25       04/01/10           336,364
                                                                                              ------------
                                                                                                 2,076,519
                                                                                              ------------

12
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON     MATURITY
THOUSANDS                                                             RATE        DATE            VALUE
-----------------------------------------------------------------------------------------------------------
            Trucks/Construction/Farm Machinery (1.0%)
 $  500     Caterpillar Financial Services Corp. (Series MTNF).....  3.625%     11/15/07      $    491,492
    525     John Deere Capital Corp. ..............................  3.375      10/01/07           515,222
    360     John Deere Capital Corp. ..............................  4.50       08/22/07           357,531
                                                                                              ------------
                                                                                                 1,364,245
                                                                                              ------------
            Wireless Telecommunications (0.4%)
    580     Vodafone Group PLC (United Kingdom)....................  5.457+     12/28/07           580,366
                                                                                              ------------
            Total Corporate Bonds (Cost $63,299,209)....................................        62,580,807
                                                                                              ------------
            Private Issues - Collateralized Mortgage Obligations (24.2%)
    999     Banc of America Funding Corp. 2006-H 3A1...............  6.239      09/20/46         1,005,965
    615     Bear Stearns Alt-A Trust 2003-3 3A.....................  5.67+      10/25/33           616,555
    950     Bear Stearns Mortgage Funding Trust 2006-AR3 1A1.......  5.50+      10/25/36           950,148
    820     Bear Stearns Mortgage Funding Trust 2006-AR1 1A2.......  5.595+     07/25/36           820,256
  1,077     Countrywide Alternative Loan Trust 2005-58 A2..........  5.71+      12/20/35         1,082,048
    864     Countrywide Alternative Loan Trust 2006-OA1 1A2........  5.62+      03/20/46           864,296
  3,829     Countrywide Alternative Loan Trust 2005-81 X1 (IO).....  1.566+     02/25/37           210,002
    821     Countrywide Alternative Loan Trust 2006-OA14 2A1.......  5.514+     11/25/46           821,537
  1,189     Countrywide Alternative Loan Trust 2006-OA16 A3........  5.57+      10/25/46         1,188,898
    131     Countrywide Alternative Loan Trust NIM 2006-OA6N N1 -
              144A*................................................  5.25       07/25/46           130,237
  4,986     Countrywide Alternative Loan Trust 2006-OA1 2X (IO)....  1.04+      03/20/46           248,557
    126     Countrywide Asset-Backed Certificates 2005-2N
              N - 144A*............................................  4.50       08/25/36           124,547
  5,300     Countrywide Home Loans 2004-25 1X (IO).................  1.742+     02/25/35           122,555
  1,031     DSLA Mortgage Loan Trust 2006-AR2 2A1A.................  5.52+      11/19/37         1,033,177
     84     DSLA NIM Corp. 2006-1 N1 - 144A*.......................  5.926      04/20/46            84,095
    839     Greenpoint Mortgage Funding Trust 2006-AR2 4A1.........  6.664+     03/25/36           859,040
  2,363     Greenpoint Mortgage Funding Trust 2005-AR3 X1 (IO).....  1.028+     08/25/45            74,574
  4,037     Greenpoint Mortgage Funding Trust 2005-AR4 X4 (IO).....  1.005+     10/25/45           126,773
    129     GS Mortgage Securities Corp. 2006-NIM3 N1 - 144A*......  6.414      06/25/46           129,098
  4,923     Harborview Mortgage Loan Trust 2005-2 X (IO)...........  0.719+     05/19/35           119,235
  1,100     Harborview Mortgage Loan Trust 2006-10 2A1B............  5.56+      11/19/36         1,100,086
    841     Harborview Mortgage Loan Trust 2006-7 2A1B.............  5.57+      10/19/37           843,234
  1,017     Harborview Mortgage Loan Trust 2006-8 2A1B.............  5.57+      08/21/46         1,016,846
    945     Harborview Mortgage Loan Trust 2006-1 2A1A.............  5.56+      03/19/37           946,658
      0     Harborview Mortgage Loan Trust 2006-5 PO2 (PO).........  0.00       07/19/47                10
  3,593     Harborview Mortgage Loan Trust 2006-5 X2 (IO)..........  1.369+     07/19/47           135,860
  3,342     Harborview Mortgage Loan Trust 2005-16 X1 (IO).........  1.409+     01/19/36            97,131
  9,661     Harborview Mortgage Loan Trust 2005-16 X3 (IO).........  1.334+     01/19/36           259,628
  4,060     Harborview Mortgage Loan Trust 2005-3 X2 (IO)..........  0.631+     06/19/35            91,972
    250     Harborview Mortgage Loan Trust 2005-9 B1...............  5.92+      06/20/35           253,454
      2     Harborview Mortgage Loan Trust 2006-1 PO1 (PO).........  0.00       03/19/37             1,616

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON     MATURITY
THOUSANDS                                                             RATE        DATE            VALUE
-----------------------------------------------------------------------------------------------------------
 $1,300     Harborview Mortgage Loan Trust 2006-12 2A2B............  5.57+%     12/19/37      $  1,300,101
  1,846     Harborview Mortgage Loan Trust 2005-16 4A1A............  6.664+     01/19/36         1,886,586
  5,113     Harborview Mortgage Loan Trust 2006-1 X1 (IO)..........  1.636+     03/19/37           241,259
    115     Harborview NIM Corp. 2006-7A N1 - 144A*................  6.409      09/19/36           114,653
     68     Harborview NIM Corp. 2006-BU1 N1 - 144A*...............  5.926      02/20/46            68,485
    381     IndyMac INDX Mortgage Loan Trust 2004-AR3 B1...........  5.82+      07/25/34           380,885
    139     IndyMac INDX NIM Corp. 2006-AR6 N1 - 144A*.............  6.654      06/25/46           138,871
    138     Lehman XS Net Interest Margin Notes 2006-GP1
              A1 - 144A*...........................................  6.25       05/28/46           137,777
    987     Luminent Mortgage Trust 2006-6 A1......................  5.52+      10/25/46           987,409
    873     Luminent Mortgage Trust 2006-1 A1......................  5.56+      04/25/36           875,447
    858     Luminent Mortgage Trust 2006-2 A1B.....................  5.60+      02/25/46           859,245
    117     RALI NIM Corp. 2006-Q04 N1 - 144A*.....................  6.048      04/25/46           117,287
    408     Residential Accredit Loans, Inc. 2006-Q01 1A1..........  5.58+      02/25/46           408,970
    468     Residential Accredit Loans, Inc. 2006-Q01 2A1..........  5.59+      02/25/46           468,185
    739     Residential Accredit Loans, Inc. 2006-Q01 2A2..........  5.65+      02/25/46           742,410
  1,117     Residential Accredit Loans, Inc. 2006-Q06 A2...........  5.55+      06/25/46         1,115,755
    739     Structured Asset Mortgage Investments, Inc. 2006-AR1
              2A2..................................................  5.63+      02/25/36           741,554
  1,017     Structured Asset Mortgage Investments, Inc. 2006-AR2
              A2...................................................  5.63+      02/25/36         1,020,796
  1,000     Structured Asset Mortgage Investments, Inc. 2006-AR8
              A1A..................................................  5.52+      10/25/36         1,000,156
  1,428     Washington Mutual 2005-AR13 A1B3.......................  5.68+      10/25/45         1,436,522
  1,454     Washington Mutual 2005-AR15 A1B3.......................  5.66+      11/25/45         1,464,662
    569     Washington Mutual 2005-AR8 2AB3........................  5.68+      07/25/45           572,231
  1,418     Washington Mutual 2006-AR9 1A..........................  5.664+     08/25/46         1,421,952
  4,899     Washington Mutual 2004-AR10 X (IO).....................  0.853+     07/25/44            88,791
  6,797     Washington Mutual 2004-AR12 X (IO).....................  0.879+     10/25/44           121,062
  2,789     Washington Mutual 2004-AR8 X (IO)......................  0.871+     06/25/44            50,542
    751     WMALT Mortgage Pass-Through Certificates 2006-AR6 2A...  5.92+      08/25/46           753,367
                                                                                              ------------
            Total Private Issues - Collateralized Mortgage Obligations (Cost
            $34,371,234)................................................................        33,873,048
                                                                                              ------------
            U.S. Government Agencies - Mortgage-Backed Securities (18.4%)
  1,199     Federal Home Loan Mortgage Corp. ......................  7.50       10/01/26-        1,248,960
                                                                                08/01/32
    780     Federal Home Loan Mortgage Corp. ARM...................  3.538      07/01/34           765,153
  1,203     Federal Home Loan Mortgage Corp. ARM...................  4.161      08/01/34         1,197,488
     10     Federal Home Loan Mortgage Corp. PC Gold...............  6.50       07/01/29-           10,435
                                                                                09/01/29
  1,669     Federal Home Loan Mortgage Corp. PC Gold...............  7.50       01/01/30-        1,735,329
                                                                                07/01/32
    962     Federal National Mortgage Assoc. ......................  6.50       01/01/29-          986,889
                                                                                07/01/32
  4,234     Federal National Mortgage Assoc. ......................  7.00       02/01/26-        4,373,680
                                                                                09/01/35
  1,300     Federal National Mortgage Assoc. ......................  7.00         ***            1,336,969

14
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON     MATURITY
THOUSANDS                                                             RATE        DATE            VALUE
-----------------------------------------------------------------------------------------------------------
 $  651     Federal National Mortgage Assoc. ......................  7.50%      09/01/29-     $    678,543
                                                                                09/01/32
    853     Federal National Mortgage Assoc. ARM...................  3.607      07/01/34           854,601
    475     Federal National Mortgage Assoc. ARM...................  3.761      06/01/34           476,943
  1,009     Federal National Mortgage Assoc. ARM...................  4.142      09/01/34         1,003,277
  1,332     Federal National Mortgage Assoc. ARM...................  4.195      05/01/35         1,330,972
  1,157     Federal National Mortgage Assoc. ARM...................  4.296      04/01/35         1,149,042
  1,090     Federal National Mortgage Assoc. ARM...................  4.34       05/01/35         1,087,382
    810     Federal National Mortgage Assoc. ARM...................  4.487      04/01/35           800,780
  1,300     Federal National Mortgage Assoc. ARM...................  4.754      07/01/35         1,286,023
  1,668     Federal National Mortgage Assoc. ARM...................  4.782      09/01/35         1,646,076
    885     Federal National Mortgage Assoc. ARM...................  5.908      07/01/33           896,055
  1,362     Government National Mortgage Assoc. II.................  4.50+      08/20/29-        1,367,482
                                                                                09/20/29
    296     Government National Mortgage Assoc. II.................  5.125+     10/20/24-          299,085
                                                                                12/20/24
  1,279     Government National Mortgage Assoc. II.................  5.375+     06/20/22-        1,286,803
                                                                                05/20/23
                                                                                              ------------
            Total U.S. Government Agencies - Mortgage-Backed Securities (Cost
            $26,073,403)................................................................        25,817,967
                                                                                              ------------
            Asset-Backed Securities (8.5%)
    275     Aegis Asset Backed Securities Trust 2004-2 B1..........  7.32+      06/25/34           278,123
    350     Ameriquest Mortgage Securities Inc. 2004-R7 M5.........  6.47+      08/25/34           352,950
  1,300     Capital Auto Receivables Asset Trust 2006-SN1A A3
              -144A*...............................................  5.31       10/20/09         1,302,853
  1,300     Capital Auto Receivables Asset Trust 2006-1 A3.........  5.03       10/15/09         1,297,586
  1,000     Caterpillar Financial Asset Trust 2006-A A3............  5.57       05/25/10         1,008,866
  1,800     Chase Manhattan Auto Owner Trust 2004-A A4.............  2.83       09/15/10         1,762,654
    500     CNH Equipment Trust 2006-B A3..........................  5.20       06/15/10           501,219
  1,450     CNH Equipment Trust 2005-A A3..........................  4.02       04/15/09         1,438,660
    467     Harley-Davidson Motorcycle Trust 2002-2 A2.............  3.09       06/15/10           462,991
  2,152     Harley-Davidson Motorcycle Trust 2003-3 A2.............  2.76       05/15/11         2,121,831
    725     Hertz Vehicle Financing LLC 2005-2A A2 - 144A*.........  4.93       02/25/10           722,204
    150     Home Equity Asset Trust 2004-3 B1......................  7.42+      08/25/34           152,410
    425     Park Place Securities Inc. 2004-MCW1 M7................  7.17+      10/25/34           434,502
                                                                                              ------------
            Total Asset-Backed Securities (Cost $11,907,805)............................        11,836,849
                                                                                              ------------
            U.S. Government Agencies - Collateralized Mortgage Obligations
            (2.9%)
  1,419     Federal Home Loan Mortgage Corp. 2182 ZC...............  7.50       09/15/29         1,490,395
  1,575     Federal National Mortgage Assoc. 2005-27 NA (PAC)......  5.50       01/25/24         1,573,473
    995     Federal National Mortgage Assoc. 2005-27 NA (PAC)......  6.50       06/25/35         1,031,344
                                                                                              ------------
            Total U.S. Government Agencies - Collateralized Mortgage Obligations (Cost
            $4,260,035).................................................................         4,095,212
                                                                                              ------------

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON     MATURITY
THOUSANDS                                                             RATE        DATE            VALUE
-----------------------------------------------------------------------------------------------------------
            Short-Term Investments (4.5%)
            U.S. Government Obligation (a) (0.1%)
 $  200     U.S. Treasury Bill** (Cost $197,992)...................  5.09%      01/11/07      $    197,992
                                                                                              ------------
            Repurchase Agreement (4.4%)
  6,187     Joint repurchase agreement account (dated 10/31/06;
              proceeds $6,187,910) (b) (Cost $6,187,000)...........  5.295      11/01/06         6,187,000
                                                                                              ------------
            Total Short-Term Investments (Cost $6,384,992)..............................         6,384,992
                                                                                              ------------

         Total Investments (Cost $146,296,678) (c) (d).....................   103.3%        144,588,875

         Liabilities in Excess of Other Assets.............................    (3.3)         (4,642,435)
                                                                              -----        ------------
         Net Assets........................................................   100.0%       $139,946,440
                                                                              =====        ============

---------------------

    ARM  Adjustable Rate Mortgage. Interest rate in effect as of
         October 31, 2006.
    IO   Interest Only Security.
    PAC  Planned Amortization Class.
    PC   Participation Certificate.
    PO   Principal Only Security.
     *   Resale is restricted to qualified institutional investors.
    **   A portion of this security has been physically segregated in connection with open futures contracts in the amount of
         $23,630.
    ***  Securities were purchased on a forward commitment basis with an approximate principal amount and no definite maturity
         date; the actual principal amount and maturity date will be determined upon settlement.
     +   Floating rate security; rate shown is the rate in effect at
         October 31, 2006.
    (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Securities have been designated as collateral in an amount equal to $51,800,205 in connection with securities purchased on a forward commitment basis and open futures contracts.
    (d)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $162,913 and the aggregate gross unrealized depreciation is $1,870,716,
         resulting in net unrealized depreciation of $1,707,803.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2006:

                                                                              UNREALIZED
NUMBER OF                DESCRIPTION, DELIVERY       UNDERLYING FACE         APPRECIATION
CONTRACTS   LONG/SHORT       MONTH AND YEAR          AMOUNT AT VALUE        (DEPRECIATION)
------------------------------------------------------------------------------------------
   169         Long       U.S. Treasury Note 2         $ 34,544,658            $ 56,537
                                 Year,
                             December 2006
   111         Short      U.S. Treasury Note 5          (11,717,438)            (69,189)
                                 Year,
                             December 2006
                         Net Unrealized Depreciation.....................      $(12,652)
                                                                               ========

16
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $146,296,678).....  $144,588,875
Cash........................................................        11,158
Receivable for:
    Investments sold........................................     1,338,658
    Interest................................................     1,207,486
    Shares of beneficial interest sold......................        49,194
    Variation margin........................................         6,659
    Principal paydowns......................................         1,788
Prepaid expenses and other assets...........................        10,990
                                                              ------------
    Total Assets............................................   147,214,808
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     6,854,309
    Shares of beneficial interest redeemed..................       189,982
    Dividends to shareholders...............................        73,903
    Investment advisory fee.................................        54,653
    Transfer agent fee......................................        21,658
    Administration fee......................................         9,896
Accrued expenses and other payables.........................        63,967
                                                              ------------
    Total Liabilities.......................................     7,268,368
                                                              ------------
    Net Assets..............................................  $139,946,440
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $170,645,053
Net unrealized depreciation.................................    (1,720,455)
Dividends in excess of net investment income................    (2,418,603)
Accumulated net realized loss...............................   (26,559,555)
                                                              ------------
    Net Assets..............................................  $139,946,440
                                                              ============
Net Asset Value Per Share,
15,532,254 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $9.01
                                                              ============

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended October 31, 2006 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 3,644,481
                                                              -----------
Expenses
Investment advisory fee.....................................      391,331
Transfer agent fees and expenses............................       85,887
Administration fee..........................................       60,205
Shareholder reports and notices.............................       37,000
Professional fees...........................................       35,537
Registration fees...........................................       15,838
Custodian fees..............................................       13,136
Trustees' fees and expenses.................................        1,100
Other.......................................................       14,650
                                                              -----------
    Total Expenses..........................................      654,684

Less: amounts waived........................................      (52,248)

Less: expense offset........................................         (388)
                                                              -----------
    Net Expenses............................................      602,048
                                                              -----------
    Net Investment Income...................................    3,042,433
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................     (266,995)
Futures contracts...........................................     (226,024)
Options contracts...........................................        5,297
                                                              -----------
    Net Realized Loss.......................................     (487,722)
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................      758,897
Futures contracts...........................................       50,028
                                                              -----------
    Net Appreciation........................................      808,925
                                                              -----------
    Net Gain................................................      321,203
                                                              -----------
Net Increase................................................  $ 3,363,636
                                                              ===========

18
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              OCTOBER 31, 2006   APRIL 30, 2006
                                                              ----------------   --------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  3,042,433     $   7,699,849
Net realized loss...........................................        (487,722)       (2,966,520)
Net change in unrealized appreciation/depreciation..........         808,925           674,043
                                                                ------------     -------------
    Net Increase............................................       3,363,636         5,407,372
                                                                ------------     -------------
Dividends to shareholders from net investment income........      (3,582,340)      (10,065,548)
Net decrease from transactions in shares of beneficial
  interest..................................................     (20,035,176)     (191,265,877)
                                                                ------------     -------------
    Net Decrease............................................     (20,253,880)     (195,924,053)
Net Assets:
Beginning of period.........................................     160,200,320       356,124,373
                                                                ------------     -------------
End of Period
(Including dividends in excess of net investment income of
$2,418,603 and $1,878,696, respectively)....................    $139,946,440     $ 160,200,320
                                                                ============     =============

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Limited Duration Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on January 10, 1994.

The Fund will assess a 2% redemption fee, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Options -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% of the portion of the daily net assets not exceeding $1 billion; 0.47% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.42% of the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 0.80% of the average daily net assets of the Fund.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended October 31, 2006 were $40,956,339, and $55,278,858, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $7,481,640 and $12,744,948, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administration, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                         FOR THE SIX                     FOR THE YEAR
                                                        MONTHS ENDED                         ENDED
                                                      OCTOBER 31, 2006                  APRIL 30, 2006
                                                  -------------------------       ---------------------------
                                                         (unaudited)
                                                    SHARES        AMOUNT            SHARES         AMOUNT
                                                  ----------   ------------       -----------   -------------
Sold............................................     594,933   $  5,348,340         3,479,165   $  31,694,608
Reinvestment of dividends.......................     279,640      2,516,080           795,079       7,229,149
                                                  ----------   ------------       -----------   -------------
                                                     874,573      7,864,420         4,274,244      38,923,757
Redeemed........................................  (3,101,581)   (27,899,596)      (25,350,341)   (230,189,634)
                                                  ----------   ------------       -----------   -------------
Net decrease....................................  (2,227,008)  $(20,035,176)      (21,076,097)  $(191,265,877)
                                                  ==========   ============       ===========   =============

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

For hedging and investment purposes, the Fund may also engage in transactions in listed and over-the-counter options.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into contracts from the potential inability of counterparts to meet the terms of their contracts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2006 (UNAUDITED) continued

As of April 30, 2006, the Fund had a net capital loss carryforward of $21,831,288 of which $20,504 will expire on April 30, 2007, $51,242 will expire on April 30, 2008, $2,035,052 will expire on April 30, 2009, $1,582,163 will expire on April 30, 2011, $2,183,130 will expire on April 30, 2012, $11,744,997 will expire on April 30, 2013 and $4,214,200 will expire on April 30, 2014 to offset future capital gains to the extent provided by regulations.

As of April 30, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), and book amortization on debt securities.

8. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Limited Duration Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                           FOR THE SIX                            FOR THE YEAR ENDED APRIL 30,
                                           MONTHS ENDED         -----------------------------------------------------------------
                                         OCTOBER 31, 2006         2006          2005          2004          2003          2002
                                         ----------------       ---------     ---------     ---------     ---------     ---------
                                           (unaudited)
Selected Per Share Data:
Net asset value, beginning of period...         $9.02              $9.17         $9.41         $9.68         $9.59         $9.44
                                                -----              -----         -----         -----         -----         -----
Income (loss) from investment
 operations:
    Net investment income..............          0.17               0.16          0.19          0.17          0.24          0.41
    Net realized and unrealized gain
    (loss).............................          0.04               0.05         (0.08)        (0.07)         0.13          0.19
                                                -----              -----         -----         -----         -----         -----
Total income from investment
 operations............................          0.21               0.21          0.11          0.10          0.37          0.60
                                                -----              -----         -----         -----         -----         -----
Less dividends from net investment
 income................................         (0.22)             (0.36)        (0.35)        (0.37)        (0.28)        (0.45)
                                                -----              -----         -----         -----         -----         -----
Net asset value, end of period.........         $9.01              $9.02         $9.17         $9.41         $9.68         $9.59
                                                =====              =====         =====         =====         =====         =====
Total Return+..........................          2.28%(1)           2.29%         1.20%         0.99%         3.93%         6.50%
Ratios To Average Net Assets:
Expenses (before expense offset).......          0.80%(2)(4)        0.80%(4)      0.76%(3)      0.85%(3)      0.84%(4)      0.80%(4)
Net investment income..................          4.04%(2)(4)        2.95%(4)      2.63%         1.75%         1.90%(4)      3.94%(4)
Supplemental Data:
Net assets, end of period, in
  thousands............................      $139,946           $160,200      $356,124      $488,409      $429,409      $166,631
Portfolio turnover rate................            28%(1)             54%           82%          240%          217%          327%

---------------------

     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4) If the Fund had borne all expenses that were assumed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  October 31, 2006           0.87%               3.97%
  April 30, 2006             0.83                2.93
  April 30, 2003             0.87                1.86
  April 30, 2002             0.92                3.82

                                                                              25
                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the quorum necessary in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006 and further adjourned to September 27, 2006 to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

                                                                 FOR          WITHHOLD       ABSTAIN       BNV*
                                                              -------------------------------------------------
Frank L. Bowman.............................................  8,471,610       378,873           0           0
Kathleen A. Dennis..........................................  8,460,919       389,564           0           0
James F. Higgins............................................  8,461,508       388,975           0           0
Joseph J. Kearns............................................  8,461,596       388,887           0           0
Michael F. Klein............................................  8,460,290       390,193           0           0
W. Allen Reed...............................................  8,459,733       390,750           0           0
Fergus Reid.................................................  8,456,697       393,786           0           0

(2) Elimination of certain fundamental investment restrictions:

                                                               FOR          AGAINST        ABSTAIN        BNV*
                                                            ----------------------------------------------------
Elimination of the fundamental policy restricting the
  Fund's ability to pledge assets.........................  7,632,626       364,794        254,546       598,517
Elimination of the fundamental policy restricting
  purchases of securities on margin.......................  7,615,227       359,568        277,171       598,517
Elimination of the fundamental policy prohibiting
  investments in oil, gas, and other types of minerals or
  mineral leases..........................................  7,458,791       512,364        280,811       598,517
Elimination of the fundamental policy prohibiting
  investments for purposes of exercising control..........  7,620,295       344,024        287,647       598,517
Elimination of the fundamental policy regarding
  investments in unseasoned companies.....................  7,601,002       336,577        314,387       598,517

Morgan Stanley Limited Duration Fund
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED) continued

(3) Modify certain fundamental investment restrictions:

                                                               FOR          AGAINST        ABSTAIN        BNV*
                                                            ----------------------------------------------------
Modify fundamental policy regarding diversification.......  7,649,022       312,161        290,783       598,517
Modify fundamental policy regarding borrowing money.......  7,602,110       358,319        291,537       598,517
Modify fundamental policy regarding loans.................  7,425,832       527,030        299,104       598,517
Modify fundamental policy regarding investment in
  commodities, commodity contracts and futures
  contracts...............................................  7,476,634       471,386        303,946       598,517
Modify fundamental policy regarding issuance of senior
  securities..............................................  7,473,395       469,138        309,433       598,517

(4) Reclassify certain fundamental policies as non-fundamental policies:

                                                               FOR          AGAINST        ABSTAIN        BNV*
                                                            ----------------------------------------------------
Reclassification as non-fundamental the fundamental policy
  regarding the short sale of securities..................  7,438,184       501,180        312,602       598,517
Reclassification as non-fundamental the fundamental policy
  prohibiting investments in other investment companies...  7,456,776       474,994        320,196       598,517

------------------

 * Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Limited Duration Fund

Semiannual Report
October 31, 2006

[MORGAN STANLEY LOGO]

 RA06-01138P-Y10/06 MALSAN SAR

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
December 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
December 19, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
December 19, 2006


                                       3